DEFICIENCY IN STOCKHOLDERS’ EQUITY	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Equity [Abstract]
DEFICIENCY IN STOCKHOLDERS’ EQUITY

NOTE 8 – DEFICIENCY IN STOCKHOLDERS’ EQUITY

At March 31, 2025 and December 31, 2024, the Company has 1,500,000,000 shares of par value $0.0001 common stock authorized and 1,011,096,715 and 919,263,385 issued and outstanding, respectively. At March 31, 2025 and December 31, 2024, the Company has 200,000,000 shares of $0.0001 par value preferred stock authorized and 756,000 and 647,500 shares of Series A, 1,000,000 shares of Series B and 24,000,000 shares of Series C issued and outstanding.

In the first quarter 2025, the Company issued 91,833,330 shares of common stock with 91,833,330 warrants with an exercise price of $0.03 per share and 91,833,330 warrants with an exercise price of $0.05 per share, both with a 36 month maturity in exchange for $275,500 in cash.

The preferred shares have the following respective rights and privileges:

Series A Preferred - In May 2024, the Company amended the rights and privileges of the Series A. The amended rights and privileges are: Convertible into shares of common stock at a conversion price of $0.0025 per share based on the purchase price of the preferred shares; are redeemable at the Company’s option at the greater of price of 125% of the purchase price paid for the shares or the calculation of the book value per share of the Company made by an independent audit firm; carry one vote for each share of common stock that each Series A shares are convertible into common stock. There are no dividend rights and a stated liquidation value of $1.00 per share of outstanding shares, with a preference over other corporate stock. The Series A shares may be subject to mandatory conversion based on a fundamental change, as defined in the Amended Articles of Incorporation.

Curative Biotechnology, Inc.

Condensed Notes to Financial Statements

March 31, 2025

(Unaudited)

NOTE 8 – DEFICIENCY IN STOCKHOLDERS’ EQUITY, continued

Series B Preferred are convertible into shares of common stock at a conversion price of $0.0075 per share based on the purchase price of the preferred shares; are redeemable at the Company’s option at a price of 125% of the purchase price paid for the shares; carry one vote for each common share that the Series B is convertible into at the record date; are senior to all other securities in the event of a liquidation. There are no dividend rights and a stated liquidation value of $1.00 per share of outstanding shares. The Series B shares may be subject to mandatory conversion based on a fundamental change, as defined.

Series C Preferred are convertible into common stock aggregating 30% of the total issued and outstanding common shares at conversion date post conversion; carries ten votes for each common share that the Series C is convertible into at the record date. There are no dividend rights and have liquidation rights commensurate with the common stock each share the Series C is convertible into. The Series C shares may be subject to mandatory conversion based on a fundamental change, as defined.

In the first quarter 2025, the Company issued 108,500 shares of Series A preferred stock for $108,500 in cash.

In February 2024, the Company issued 252,750 shares of Series B preferred stock in exchange for $252,750 in cash.

A deemed dividend for the Series C preferred stock is calculated and recorded as shares of common stock are issued. This is calculated as the increase in common shares that the Series C would receive upon conversion, as a result of the change in the number of common shares issued and outstanding during the period multiplied by the closing price of the common stock at the end of the period. The deemed dividend was $525,500 and $0 for the three months ended March 31, 2025 and 2024, respectively.

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY

At December 31, 2024 and 2023, the Company has 1,500,000,000 shares of par value $0.0001 common stock authorized and 919,263,385 and 903,263,385 issued and outstanding, respectively. At December 31, 2024 and 2023, the Company has 200,000,000 shares of $0.0001 par value preferred stock authorized with 647,500 and zero Series A and 1,000,000 and 747,250 Series B and 24,000,000 and 24,000,000 Series C issued and outstanding, respectively.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY, continued

Preferred Stock

The preferred shares have the following respective rights and privileges:

Series A Preferred - In May 2024, the Company amended the rights and privileges of the Series A. The amended rights and privileges are: Convertible into shares of common stock at the holder’s option at a conversion price of $0.0025 per share based on the purchase price of the preferred shares; are redeemable at the Company’s option at the greater of price of 125% of the purchase price paid for the shares or the calculation of the book value per share of the Company made by an independent audit firm; carry one vote for each share of common stock that each Series A shares are convertible into common stock. There are no dividend rights and a stated liquidation value of $1.00 per share of outstanding shares, with a preference over other corporate stock. The Series A shares may be subject to mandatory conversion based on a fundamental change, as defined in the Amended Articles of Incorporation.

Series B Preferred are convertible in common shares of common stock at the holder’s option at a conversion price of $0.0075 per share based on the purchase price of the preferred shares; are redeemable at the Company’s option at a price of 125% of the purchase price paid for the shares; carry one vote for each common share that the Series B is convertible into at the record date; are senior to all other securities in the event of a liquidation. There are no dividend rights and a stated liquidation value of $1.00 per share of outstanding shares, with a preference over other corporate stock. The Series B shares may be subject to mandatory conversion based on a fundamental change, as defined in the Amended Articles of Incorporation.

Series C Preferred are convertible into common stock at the holder’s option aggregating 30% of the total issued and outstanding common shares at conversion date post conversion; carry ten votes for each common share that the Series C is convertible into at the record date. There are no dividend rights and have liquidation rights commensurate with the underlying common stock each share of Series C is convertible into. The Series C shares may be subject to mandatory conversion based on a fundamental change, as defined in the Amended Articles of Incorporation.

In December 2024, the Company issued 132,500 shares of Series A preferred stock in exchange for $132,500 in cash

In June 2024, the Company issued 515,000 shares of Series A preferred stock in exchange for $505,000 in cash and a subscription agreement for $10,000, which was received in July 2024.

In February 2024, the Company issued 252,750 shares of Series B preferred stock in exchange for $252,750 in cash.

During the fourth quarter 2023, the Company issued 176,500 shares of Series B preferred stock in exchange for $61,500 in cash and $115,000 subscription receivable.

During the third quarter 2023, the Company issued 210,000 shares of Series B preferred stock in exchange for $210,000 in cash.

During the first quarter 2023, the Company issued 163,750 shares of Series B preferred stock in exchange for $163,750 in cash.

A deemed dividend for the Series C preferred stock is calculated and recorded as shares of common stock are issued. This is calculated as the increase in common shares that the Series C would receive upon conversion, as a result of the change in the number of common shares issued and outstanding during the period multiplied by the closing price of the common stock at the end of the period. The deemed dividend was $91,200 and $1,860,440 for the years ended December 31, 2024 and 2023, respectively.

Common Stock

During the third quarter 2024, the Company issued 16,000,000 shares of common stock under a consulting contract. The shares were valued at $0.0133 per share, which was the closing market price of the shares the day before the obligation arose, or $212,800, and vested immediately.

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2024 and 2023

NOTE 9 – DEFICIENCY IN STOCKHOLDERS EQUITY, continued

During the fourth quarter 2023, the Company increased its authorized common shares to 1,500,000,000. During the fourth quarter 2023, the Company issued 35,000,000 shares of common stock valued at $343,000 to an officer of the company as an inducement to enter into a new 24 month employment agreement. The value of these shares will be amortized to expense over their six month vesting period. Also, the Company issued 15,000,000 shares of common stock valued at $147,000 to a now former officer and director of the Company as an inducement to resign from the Board of Directors. These shares carry a 24 month non-compete clause. The value of these shares will be amortized over the life of the non-compete clause. In addition the Company issued 2,500,000 shares of common stock valued at $24,500 to a now former director of the Company as an inducement to resign from the Board of Directors. These shares carry a 24 month non-compete clause. The value of these shares will be amortized over the life of the non-compete clause. The total value of these 52,500,000 shares was $514,500 of which $314,416 and $128,675 was amortized to expense in 2024 and 2023, respectively with $71,409 remaining in prepaid expense at December 31, 2024. During the fourth quarter 2023, the Company issued 200,000,000 shares of common stock valued at $2,080,000 to two current and one former officer of the company as settlement of $1,411,333 accrued and unpaid salary. The Company recognized a loss on debt extinguishment of $668,667 on this settlement. During the fourth quarter 2023, the Company issued 300,000 shares of common stock valued at $10,200 to a consultant to settle the accumulated liability to issue common shares. During the fourth quarter 2023, investors exercised 21,540,438 warrants for cash of $107,078 and a subscription receivable of $625 under an inducement offer which reduced the exercise price from $0.09, $0.11 and $0.15 per share to $0.005 per share. Upon exercise the Company issued 21,540,438 common shares and 21,540,438 replacement warrants with an exercise price of $0.02. Since the value of the inducement is considered an offering cost under ASU 2021-04 the value of the inducement offer including the replacement warrants was limited to the $107,078 cash proceeds and did not have an impact on the financial statements as the fair value of the modified and replacement warrants would be considered equity issuance cost which would be credited and charged to additional paid in capital resulting in no net effect.

During the first quarter 2023, the Company issued 49,651,812 shares of common stock to one employee for the conversion of 6,000,000 shares of Series C preferred stock, valued at $3,626,365, based on the then accumulated deemed dividend.